Insurance (Fund Groupings) (Details) (Variable Annuity and Variable Life [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 93,512	$ 82,198
Equity Funds [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	46,559	39,113
Balanced Funds [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	41,894	37,528
Bond Funds [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	4,270	4,678
Money Market Funds [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 789	$ 879